Basis of Preparation and Presentation of the Consolidated Financial Statements (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 MXN ($) Tons	Dec. 31, 2022 USD ($) Tons	Dec. 31, 2021 MXN ($) Tons	Dec. 31, 2021 USD ($) Tons
Basis of Preparation and Presentation of the Consolidated Financial Statements (Details) [Line Items]
Coke inventory (in Tons) | Tons	136,246	136,246	136,541	136,541
Coke inventory, value (in Pesos)	$ 1,237		$ 1,304
Average price of coke per metric tons (in Dollars)		$ 469		$ 465.5
ICH (Holding Company) share in SimRep Corporation and Subsidiaries [Member]
Basis of Preparation and Presentation of the Consolidated Financial Statements (Details) [Line Items]
Percentage of equity owned	0.59%
Bottom of range [member]
Basis of Preparation and Presentation of the Consolidated Financial Statements (Details) [Line Items]
Percentage range of changes in fair value or cash flows of hedging instrument	80.00%
Top of range [member]
Basis of Preparation and Presentation of the Consolidated Financial Statements (Details) [Line Items]
Percentage range of changes in fair value or cash flows of hedging instrument	125.00%